Commitments and Contingencies - Schedule of Future Minimum Payments Due for Capital and Operating Leases (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Capital lease - 2013		$ 21,599
Capital lease - 2014		10,799
Capital lease - Total minimum lease payments		32,398
Capital lease - Less amount representing interest		(4,548)
Capital lease - Total principal lease payments		27,850	52,920
Capital lease - Less current maturities		(17,638)
Capital leases - Total long term obligations	0	10,212	27,850
Operating lease - 2013		81,458
Operating lease - Total minimum lease payments		$ 81,458